Long-Term Debt, Net - Firment Shipping Credit Facility (Details) - USD ($) $ in Thousands	6 Months Ended		7 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 27, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	$ 36,706			$ 37,746
Long-term borrowings	34,027			36,551
Fair value of derivative financial instruments	713			$ 0
Gains/ (Losses) On Change In Fair Value Of Derivatives	(1,868)	$ 1,572
Repayment of long-term debt	0	1,830
Firment Shipping Credit Facility
Disclosure of detailed information about borrowings [Line Items]
Borrowings	800
Long-term borrowings	307
Fair value of derivative financial instruments	713
Gains/ (Losses) On Change In Fair Value Of Derivatives	(189)	$ 9	$ 220
Undrawn borrowing facilities	$ 14,200
Borrowings, maturity	October 31, 2021
Repayment of long-term debt			$ 863
Minimum | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Percentage of ownership in Globus Maritime Ltd.	40.00%